UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Balanced Opportunity Fund

SEMIANNUAL REPORT May 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Balanced Opportunity Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Balanced Opportunity Fund, covering the six-month period from December 1, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
June 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2017 through May 31, 2018, as provided by Keith Stransky, Asset Allocation Portfolio Manager, Brian Ferguson, John C. Bailer, George E. DeFina, Mark A. Bogar, CFA, James A. Lydotes, CFA, Andrew Leger, and David Bowser, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended May 31, 2018, Dreyfus Balanced Opportunity Fund’s Class A shares, Class C shares, Class I shares, Class J shares, Class Y shares, and Class Z shares produced total returns of 2.53%, 2.12%, 2.66%, 2.66%, 2.68%, and 2.63%, respectively.1 In comparison, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Index”), produced total returns of 3.16% and -1.04%, respectively, for the same period.2,3 Separately, a Customized Blended Index composed of 60% S&P 500® Index and 40% Bloomberg Index produced a total return of 1.54% for the same period.4

Stocks advanced moderately and bonds generally lost a degree of value over the reporting period amid synchronized economic growth and rising interest rates. The fund outperformed the Customized Blended Index, in part due to an emphasis on stocks over bonds.

The Fund’s Investment Approach

The fund seeks high total return through a combination of capital appreciation and current income. To pursue its goal, the fund invests in a diversified mix of stocks and fixed-income securities. The fund varies the mix of stocks and bonds, but normally the fund allocates between 25% and 50% in fixed-income securities and between 75% and 50% in equities. The fund has appointed an asset allocation manager who will allocate fund assets among the fund’s equity portfolio managers and the fund’s fixed-income portfolio managers, based on an assessment of the relative return and risk of each asset class, analyzing several factors, including general economic conditions, anticipated future changes in interest rates, and the outlook for stocks generally.

Among stocks, we strive to create a broadly diversified portfolio that includes a blend of growth and value stocks. Stock selection is made through extensive quantitative and fundamental research. The fund may invest up to 20% of its assets in foreign equity securities.

In the fixed-income portion of the fund’s portfolio, we may include corporate bonds, debentures, notes, mortgage-related securities, including collateralized mortgage obligations (CMOs), asset-backed securities, convertible securities, municipal obligations, zero coupon bonds, and money market instruments.

Economic Growth Amid Rising Volatility

Sustained economic growth, robust labor markets, and higher growth forecasts supported U.S. stocks early in the reporting period. Passage of tax reform legislation in December 2017

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

sparked additional market gains, driving the S&P 500 Index to new highs in January 2018. In February, stocks reversed course, falling amid concerns about rising inflationary pressures and prospects for more aggressive interest-rate hikes. In March, proposals for more protectionist U.S. trade policies took a toll on stocks of U.S. companies with substantial overseas exposure. Heightened volatility persisted through the remainder of the reporting period.

In contrast, bonds produced negative returns, on average, in an environment of moderate economic growth, rising interest rates, and accelerating inflation.

Stock Allocation and Selections Buoyed Relative Results

The fund’s asset allocation strategy, including an emphasis on U.S. stocks and relatively light positions in bonds, helped the fund outperform its Customized Blended Index during the reporting period. In addition, the fund’s stock selection strategies proved effective, particularly in the energy, consumer staples, utilities, health care, and information technology sectors. Underweighted exposure to the lagging real estate sector further supported relative results. The consumer discretionary sector represented the only market segment in which the fund’s security selections were disappointing, mainly due to weakness among multiline retailers and underweighted exposure to richly valued stocks, such as Amazon.com. The telecommunication services and financials sectors weighed on relative results to a lesser degree as successful stock picks were offset by overweighted exposure to the lagging industry groups.

The fund’s bond portfolio slightly lagged the Bloomberg Index, mainly due to security selection shortfalls among mortgage-backed securities and corporate bonds. The bond portfolio’s relatively short average duration and holdings of Treasury Inflation-Protected Securities (“TIPS”) produced better results.

A Cautious Investment Posture

From an asset allocation perspective, we have become more concerned about valuation levels in the stock market and the impact of additional interest-rate increases on bonds. Therefore, while we have retained the fund’s emphasis on stocks over bonds, we also have maintained a relatively large cash position, which we intend to deploy during temporary market pullbacks. We also may allocate a portion of the fund’s assets to international stocks for greater diversification.

Within the fund’s stock portfolio, we have established overweighted exposure to the financials sector and, to a lesser degree, the materials, energy, and telecommunication services sectors. Conversely, the fund holds underweighted positions in the consumer discretionary, information technology, real estate, consumer staples, health care, and utilities sectors. Among bonds, we have maintained a relatively short average duration as well as an emphasis on corporate bonds and relatively light holdings of mortgage-backed securities.

June 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March 29, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). Investors cannot invest directly in any index.

4 The source for the Customized Blended Index is FactSet.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Balanced Opportunity Fund from December 1, 2017 to May 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2018
	Class A	Class C	Class I	Class J	Class Y	Class Z
Expenses paid per $1,000†	$6.06	$9.83	$4.80	$4.80	$4.60	$4.95
Ending value (after expenses)	$1,025.30	$1,021.20	$1,026.60	$1,026.60	$1,026.80	$1,026.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2018

	Class A	Class C	Class I	Class J	Class Y	Class Z
Expenses paid per $1,000†	$6.04	$9.80	$4.78	$4.78	$4.58	$4.94
Ending value (after expenses)	$1,018.95	$1,015.21	$1,020.19	$1,020.19	$1,020.39	$1,020.04

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, .95% for Class I, .95% for Class J, .91% for Class Y and .98% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 24.0%
Asset-Backed Certificates - .5%
Dell Equipment Finance Trust, Ser. 2017-2, Cl. A3	2.19	10/24/22	205,000	[a]	203,007
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR + .95%	2.87	1/17/35	373,270	[a,b]	375,625
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/36	245,000	[a]	237,010
Verizon Owner Trust, Ser. 2017-3A, Cl. A1A	2.06	4/20/22	400,000	[a]	394,453
Verizon Owner Trust, Ser. 2018-1A, Cl. A1A	2.82	9/20/22	360,000	[a]	359,302
				1,569,397
Asset-Backed Ctfs./Auto Receivables - .8%
AmeriCredit Automobile Receivables Trust, Ser. 2014-1, Cl. C	2.15	3/9/20	154,529		154,468
AmeriCredit Automobile Receivables Trust, Ser. 2015-3, Cl. C	2.73	3/8/21	435,000		434,774
AmeriCredit Automobile Receivables Trust, Ser. 2017-4, Cl. A3	2.04	7/18/22	500,000		493,528
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/23	170,000		166,668
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/20/23	170,000	[a]	168,465
Hyundai Auto Lease Securitization Trust, Ser. 2017-C, Cl. A3	2.12	2/16/21	315,000	[a]	312,426
Hyundai Auto Lease Securitization Trust, Ser. 2017-C, Cl. A4	2.21	9/15/21	295,000	[a]	291,384
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/21	40,000	[a]	39,475
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/24	50,000	[a]	49,279
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/25	380,000	[a]	382,242
				2,492,709
Commercial Mortgage Pass-Through Ctfs. - .4%
Commercial Mortgage Trust, Ser. 2015-LC19, Cl. A4	3.18	2/10/48	555,000		544,377
Commercial Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/50	465,000		466,309

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 24.0% (continued)
Commercial Mortgage Pass-Through Ctfs. - .4% (continued)
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A	2.62	6/15/34	335,000	[a]	336,516
				1,347,202
Consumer Discretionary - .6%
21st Century Fox America, Gtd. Notes	4.00	10/1/23	55,000		56,130
21st Century Fox America, Gtd. Notes	6.65	11/15/37	175,000		223,228
Amazon.com, Sr. Unscd. Notes	4.05	8/22/47	175,000	[a]	175,010
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/25	185,000		188,393
Comcast, Gtd. Notes	6.50	11/15/35	135,000		163,258
Cox Communications, Sr. Unscd. Notes	4.60	8/15/47	140,000	[a]	131,561
Dollar Tree, Sr. Unscd. Notes	4.00	5/15/25	105,000		104,634
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/28	75,000		73,833
NBCUniversal Media, Gtd. Notes	5.15	4/30/20	240,000		249,426
Newell Brands, Sr. Unscd. Notes	4.20	4/1/26	65,000		63,853
Sky, Gtd. Notes	3.75	9/16/24	265,000	[a]	266,302
Time Warner, Gtd. Debs.	5.35	12/15/43	140,000		144,047
				1,839,675
Consumer Staples - .4%
Anheuser-Busch InBev Finance, Gtd. Notes	4.90	2/1/46	160,000		166,720
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/28	155,000		154,741
Kraft Heinz Foods, Gtd. Notes	3.95	7/15/25	215,000		212,040
Kraft Heinz Foods, Gtd. Notes	6.88	1/26/39	140,000		165,971
Maple Escrow Subsidiary, Gtd. Notes	4.06	5/25/23	35,000	[a]	35,241
Maple Escrow Subsidiary, Gtd. Notes	4.60	5/25/28	120,000	[a]	120,299
Pernod Ricard, Sr. Unscd. Notes	4.45	1/15/22	150,000	[a]	155,205

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 24.0% (continued)
Consumer Staples - .4% (continued)
Reynolds American, Gtd. Notes	4.85	9/15/23	75,000	78,623
				1,088,840
Energy - 1.0%
BP Capital Markets, Gtd. Bonds	2.32	2/13/20	460,000	456,252
Concho Resources, Gtd. Notes	4.88	10/1/47	60,000	61,749
ConocoPhillips, Gtd. Notes	4.95	3/15/26	280,000	302,163
Energy Transfer Partners, Sr. Unscd. Notes	4.90	2/1/24	340,000	349,593
Energy Transfer Partners, Sr. Unscd. Notes	5.95	10/1/43	220,000	219,545
EQT, Sr. Unscd. Notes	8.13	6/1/19	225,000	235,906
EQT, Sr. Unscd. Notes	3.00	10/1/22	20,000	19,373
EQT, Sr. Unscd. Notes	3.90	10/1/27	165,000	157,049
Kinder Morgan Energy Partners, Gtd. Notes	6.55	9/15/40	205,000	225,747
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/43	140,000	132,377
MPLX, Sr. Unscd. Notes	4.13	3/1/27	110,000	107,445
MPLX, Sr. Unscd. Notes	5.20	3/1/47	295,000	301,392
Spectra Energy Partners, Sr. Unscd. Notes	2.95	9/25/18	90,000	90,044
Spectra Energy Partners, Sr. Unscd. Notes	4.75	3/15/24	75,000	77,270
TransCanada PipeLines, Sr. Unscd. Notes	4.25	5/15/28	185,000	185,767
Western Gas Partners, Sr. Unscd. Notes	4.50	3/1/28	65,000	64,625
Western Gas Partners, Sr. Unscd. Notes	5.30	3/1/48	45,000	44,047
				3,030,344
Financials - 2.8%
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/20	185,000	183,185
American International Group, Sr. Unscd. Notes	4.88	6/1/22	375,000	393,582
Bank of America, Sr. Unscd. Notes	3.50	5/17/22	60,000	60,147

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 24.0% (continued)
Financials - 2.8% (continued)
Bank of America, Sr. Unscd. Notes	3.00	12/20/23	314,000		304,970
Bank of America, Sr. Unscd. Notes	4.00	4/1/24	68,000		68,960
Bank of America, Sr. Unscd. Notes	3.42	12/20/28	200,000		188,806
Bank of America, Sr. Unscd. Notes	3.97	3/5/29	195,000		192,281
Bank of America, Sr. Unscd. Notes, 3 Month LIBOR + 1.04%	3.39	1/15/19	520,000	[b]	523,407
Capital One Bank USA, Sub. Notes	3.38	2/15/23	300,000		293,132
Citigroup, Sr. Unscd. Notes	4.50	1/14/22	180,000		186,736
Citigroup, Sr. Unscd. Notes	3.88	10/25/23	235,000		236,495
Citigroup, Sr. Unscd. Notes	4.65	7/30/45	260,000		263,005
Citigroup, Sub. Notes	4.75	5/18/46	235,000		229,575
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/26	250,000		235,763
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1, 3 Month LIBOR + .83%	2.90	3/12/19	365,000	[b]	366,335
Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/28	100,000		95,135
Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/29	95,000		90,845
Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR + 1.10%	3.44	11/15/18	505,000	[b]	507,489
Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR + 1.60%	3.92	11/29/23	265,000	[b]	275,202
JPMorgan Chase & Co., Sr. Unscd. Notes	4.50	1/24/22	235,000		244,192
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/27	485,000		484,580
KeyBank, Sr. Unscd. Bonds	2.50	11/22/21	250,000		244,373
KFW, Gtd. Notes	2.38	12/29/22	565,000		553,010
Lloyds Banking Group, Sub. Notes	4.65	3/24/26	200,000		197,710

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 24.0% (continued)
Financials - 2.8% (continued)
MassMutual Global Funding II, Scd. Notes	2.95	1/11/25	200,000	[a]	192,940
Metropolitan Life Global Funding I, Sr. Scd. Notes	2.40	1/8/21	405,000	[a]	397,932
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/27	395,000	[a]	370,282
Morgan Stanley, Sr. Unscd. Bonds	3.70	10/23/24	85,000		84,422
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/23	220,000		220,873
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/25	75,000		75,340
Morgan Stanley, Sr. Unscd. Notes, 3 Month LIBOR + 1.18%	3.54	1/20/22	110,000	[b]	111,716
PNC Financial Services Group, Sr. Unscd. Notes	3.30	3/8/22	120,000		119,942
Principal Financial Group, Gtd. Notes	4.30	11/15/46	125,000		122,605
Visa, Sr. Unscd. Notes	3.15	12/14/25	155,000		151,432
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/23	175,000		170,461
Wells Fargo & Co., Sub. Notes	4.30	7/22/27	320,000		317,225
				8,754,085
Foreign/Governmental - .6%
Asian Development Bank, Sr. Unscd. Notes	2.25	1/20/21	315,000		311,532
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/23	310,000		304,489
Inter-American Development Bank, Unscd. Notes	2.50	1/18/23	300,000		295,986
International Bank For Reconstruction & Development, Unscd. Notes	2.00	1/26/22	320,000		311,424
Mexican Government, Sr. Unscd. Notes	4.15	3/28/27	285,000		280,725
Mexican Government, Sr. Unscd. Notes	4.75	3/8/44	120,000		111,240
Uruguayan Government, Sr. Unscd. Notes	4.38	10/27/27	215,000		219,434
				1,834,830
Health Care - .7%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/46	170,000		183,761

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 24.0% (continued)
Health Care - .7% (continued)
AbbVie, Sr. Unscd. Notes	3.20	5/14/26	190,000		178,832
Aetna, Sr. Unscd. Notes	2.80	6/15/23	430,000		413,153
AmerisourceBergen, Sr. Unscd. Notes	3.25	3/1/25	130,000		123,892
CVS Health, Sr. Unscd. Notes	4.30	3/25/28	230,000		228,714
Gilead Sciences, Sr. Unscd. Notes	3.65	3/1/26	75,000		74,264
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/46	110,000		114,011
Medtronic, Gtd. Notes	4.63	3/15/45	260,000		280,340
Mylan, Gtd. Notes	3.15	6/15/21	195,000		192,928
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/23	200,000		188,905
Thermo Fisher Scientific, Sr. Unscd. Notes	2.95	9/19/26	195,000		181,593
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/45	155,000		168,985
				2,329,378
Industrials - .5%
Corning, Sr. Unscd. Notes	4.38	11/15/57	155,000		137,338
CSX, Sr. Unscd. Notes	3.35	11/1/25	205,000		198,909
CSX, Sr. Unscd. Notes	2.60	11/1/26	280,000		254,822
ERAC USA Finance, Gtd. Notes	7.00	10/15/37	210,000	[a]	263,902
FedEx, Gtd. Notes	4.40	1/15/47	205,000		199,211
General Electric, Sr. Unscd. Notes, 3 Month LIBOR + .51%	2.86	1/14/19	405,000	[b]	405,963
Republic Services, Sr. Unscd. Notes	3.38	11/15/27	75,000		71,766
Waste Management, Gtd. Notes	4.60	3/1/21	80,000		83,026
				1,614,937
Information Technology - .2%
Alibaba Group Holding, Sr. Unscd. Notes	3.40	12/6/27	205,000		194,454
Broadcom, Gtd. Notes	3.00	1/15/22	300,000		292,856

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 24.0% (continued)
Information Technology - .2% (continued)
Dell International, Sr. Scd. Notes	6.02	6/15/26	175,000	[a] 184,855
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/22	75,000	77,499
				749,664
Materials - .2%
Dow Chemical, Sr. Unscd. Notes	4.63	10/1/44	230,000	230,323
Glencore Funding, Gtd. Notes	3.00	10/27/22	95,000	[a] 91,462
LYB International Finance, Gtd. Bonds	4.00	7/15/23	190,000	192,093
				513,878
Municipal Bonds - .3%
Los Angeles Department of Water and Power, Revenue (Build America Bonds)	5.72	7/1/39	120,000	150,310
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue (Build America Bonds)	6.09	11/15/40	10,000	12,776
Metropolitan Transportation Authority, Revenue (Build America Bonds)	6.55	11/15/31	225,000	279,702
New Jersey Economic Development Authority, School Facilities Construction Revenue	4.45	6/15/20	425,000	434,371
New York City, GO (Build America Bonds)	5.99	12/1/36	135,000	165,897
				1,043,056
Real Estate - .4%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/27	40,000	39,061
Alexandria Real Estate Equities, Gtd. Notes	4.50	7/30/29	165,000	166,461
Columbia Property Trust, Gtd. Notes	3.65	8/15/26	435,000	406,452
Digital Realty Trust, Gtd. Bonds	3.70	8/15/27	160,000	151,933
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/25	210,000	205,538
Ventas Realty, Gtd. Notes	3.10	1/15/23	210,000	204,852
VEREIT Operating Partnership, Gtd. Notes	3.95	8/15/27	190,000	176,654
				1,350,951

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 24.0% (continued)
Telecommunications - .3%
AT&T, Sr. Unscd. Notes	5.35	9/1/40	85,000		86,304
AT&T, Sr. Unscd. Notes	5.45	3/1/47	430,000		435,536
Sprint Spectrum, Sr. Scd. Notes	4.74	9/20/29	200,000	a	199,260
Telefonica Emisiones, Gtd. Notes	5.21	3/8/47	150,000		150,527
Verizon Communications, Notes	3.38	2/15/25	209,000		201,436
				1,073,063
U.S. Government Agencies - .6%
Federal Home Loan Bank, Bonds	1.88	11/29/21	445,000	[c]	434,138
Federal Home Loan Mortgage Corp., Notes	4.88	6/13/18	855,000	[d]	855,852
Federal National Mortgage Association, Notes	2.38	1/19/23	575,000	[c,d]	565,909
				1,855,899
U.S. Government Agencies Mortgage-Backed - 5.9%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/46			694,159	[d]	673,625
3.50%, 12/1/41-11/1/44			2,864,184	[d]	2,870,505
5.50%, 4/1/22-1/1/36			102,461	[d]	109,951
Federal National Mortgage Association:
2.87%, 1/1/48			612,821	[d]	611,832
2.89%, 12/1/47			549,808	[d]	548,498
3.00%, 5/1/30-7/1/43			2,218,868	[d]	2,190,243
3.50%, 12/1/41-1/1/48			5,012,456	[d]	5,016,071
4.00%, 7/1/42			668,740	[d]	688,817
4.50%, 2/1/39-9/1/43			1,889,753	[d]	1,991,996
5.00%, 8/1/20-7/1/39			402,558	[d]	430,717
5.50%, 9/1/34-5/1/39			73,459	[d]	81,243
8.00%, 3/1/30			110	[d]	111
Government National Mortgage Association I:
5.50%, 4/15/33			20,562		22,585
Government National Mortgage Association II:
3.00%, 1/20/45-11/20/47			1,690,418		1,660,499
4.00%, 10/20/47-1/20/48			1,659,564		1,705,546
				18,602,239
U.S. Government Securities - 7.3%
U.S. Treasury Bonds	4.50	2/15/36	2,300,000	[c]	2,808,830
U.S. Treasury Bonds	3.13	5/15/48	1,810,000		1,847,649

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 24.0% (continued)
U.S. Government Securities - 7.3% (continued)
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL + .06%	1.96	7/31/19	2,100,000	[b]	2,102,243
U.S. Treasury Inflation Protected Securities, Bonds	0.88	2/15/47	294,613	[e]	290,027
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/26	472,586	[c,e]	469,352
U.S. Treasury Inflation Protected Securities, Notes	0.38	1/15/27	2,375,946	[e]	2,302,311
U.S. Treasury Notes	2.38	4/15/21	7,930,000	[c]	7,893,912
U.S. Treasury Notes	2.63	2/28/23	1,930,000		1,925,929
U.S. Treasury Notes	2.50	3/31/23	1,785,000		1,770,357
U.S. Treasury Notes	2.75	2/15/28	1,600,000		1,585,188
				22,995,798
Utilities - .5%
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.25	4/15/28	170,000	[c]	162,881
Dominion Resources, Sr. Unscd. Notes	3.90	10/1/25	165,000		163,161
Duke Energy, Sr. Unscd. Notes	3.15	8/15/27	180,000		168,227
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/39	315,000		342,582
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/45	105,000		109,246
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/45	125,000		130,055
Nevada Power, Mortgage Notes	6.50	8/1/18	90,000		90,581
NiSource, Gtd. Notes	5.65	2/1/45	230,000		264,784
Sempra Energy, Sr. Unscd. Notes	3.40	2/1/28	170,000		161,012
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/37	25,000		33,283
				1,625,812
Total Bonds and Notes (cost $76,369,462)			75,711,757

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 67.6%
Consumer Discretionary - 6.0%
Advance Auto Parts	4,755		611,588
Amazon.com	2,450	[f]	3,992,569
Aptiv	13,916		1,356,810
Comcast, Cl. A	27,738		864,871
Dollar Tree	10,308	[f]	851,338
General Motors	16,757		715,524
Home Depot	9,314		1,737,527
Las Vegas Sands	22,749		1,833,797
Omnicom Group	35,546	[c]	2,562,156
O'Reilly Automotive	3,636	[f]	979,575
Time Warner	23,343		2,197,977
Twenty-First Century Fox, Cl. A	30,505		1,175,968
		18,879,700
Consumer Staples - 3.2%
Coca-Cola	12,679		545,197
Coca-Cola European Partners	13,914		528,315
Conagra Brands	35,450		1,313,777
Costco Wholesale	10,977		2,176,080
Kellogg	58,496	[c]	3,766,557
Kraft Heinz	14,347		824,666
Mondelez International, Cl. A	13,397		526,100
PepsiCo	5,643		565,711
		10,246,403
Energy - 6.1%
Anadarko Petroleum	25,209		1,759,588
Andeavor	7,059		1,019,531
EOG Resources	4,899		577,151
Hess	21,366		1,290,934
Marathon Petroleum	28,613		2,261,285
Occidental Petroleum	69,543		5,855,521
Phillips 66	22,335		2,601,804
Pioneer Natural Resources	2,829		546,280
Schlumberger	12,085		829,877
Valero Energy	19,425		2,354,310
		19,096,281
Exchange-Traded Funds - .0%
iShares Russell 1000 Value ETF	1,227		148,528
Financials - 13.1%
American International Group	23,772		1,254,924
Athene Holding, Cl. A	11,926		532,734
Bank of America	243,990		7,085,470
BB&T	40,362		2,119,005
Berkshire Hathaway, Cl. B	38,141	[f]	7,305,146

Description	Shares		Value ($)
Common Stocks - 67.6% (continued)
Financials - 13.1% (continued)
Citigroup	24,582		1,639,374
Goldman Sachs Group	4,475		1,010,813
Hartford Financial Services Group	17,964		940,056
JPMorgan Chase & Co.	74,688		7,992,363
LPL Financial Holdings	12,127		833,974
Morgan Stanley	48,206		2,417,049
PNC Financial Services Group	13,585		1,948,225
Raymond James Financial	6,700		646,952
SunTrust Banks	21,321		1,439,381
Voya Financial	56,268		2,922,560
Wells Fargo & Co.	21,735		1,173,473
		41,261,499
Health Care - 8.4%
Abbott Laboratories	23,617		1,453,154
Becton Dickinson & Co.	4,856		1,076,041
Biogen	6,131	[f]	1,802,269
BioMarin Pharmaceutical	9,105	[f]	822,546
Boston Scientific	19,113	[f]	580,844
Bristol-Myers Squibb	10,312		542,617
CVS Health	17,718		1,123,144
DaVita	7,650	[f]	511,326
Edwards Lifesciences	5,380		738,728
Gilead Sciences	7,483		504,354
Humana	4,079		1,186,907
IDEXX Laboratories	7,966	[f]	1,658,601
McKesson	3,848		546,185
Merck & Co.	57,853		3,443,989
Mylan	14,810	[f]	569,593
Neurocrine Biosciences	7,447	[c,f]	716,848
Pfizer	105,216		3,780,411
Quest Diagnostics	5,530		589,111
UnitedHealth Group	11,387		2,750,074
Vertex Pharmaceuticals	5,027		774,158
WellCare Health Plans	5,761	[f]	1,277,041
		26,447,941
Industrials - 6.8%
Apergy	17,072		737,340
Delta Air Lines	55,556		3,002,802
Dover	8,354	[c]	645,012
Fortive	13,650		992,218
General Electric	41,849		589,234
Harris	3,894		585,930
Honeywell International	10,186		1,506,611

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 67.6% (continued)
Industrials - 6.8% (continued)
L3 Technologies	15,234		3,021,359
Northrop Grumman	4,448		1,455,608
PACCAR	12,476		776,381
Quanta Services	36,175	[f]	1,302,662
Raytheon	9,768		2,046,396
Union Pacific	9,157		1,307,253
United Technologies	28,084		3,505,445
		21,474,251
Information Technology - 15.3%
Activision Blizzard	27,145		1,924,852
Alphabet, Cl. A	526	[f]	578,600
Alphabet, Cl. C	3,832	[f]	4,157,682
Apple	25,931		4,845,726
Broadcom	2,980		751,169
Cisco Systems	166,494		7,110,959
Facebook, Cl. A	10,777	[f]	2,066,813
Fortinet	44,166	[f]	2,702,076
HubSpot	8,192	[c,f]	992,870
International Business Machines	24,305		3,434,540
Microchip Technology	18,425	[c]	1,794,226
Microsoft	44,606		4,408,857
NVIDIA	6,288		1,585,771
Oracle	36,726		1,715,839
PayPal Holdings	20,853	[f]	1,711,406
QUALCOMM	15,574		905,161
ServiceNow	9,058	[f]	1,608,791
Splunk	9,241	[f]	1,023,995
Square, Cl. A	19,366	[c,f]	1,128,069
Teradata	15,614	[f]	622,530
Texas Instruments	10,658		1,192,737
Visa, Cl. A	11,474		1,499,881
Xerox	19,037		517,426
		48,279,976
Materials - 4.3%
CF Industries Holdings	43,492		1,789,261
DowDuPont	46,917		3,007,849
Freeport-McMoRan	94,559	[f]	1,598,047
Martin Marietta Materials	6,821		1,520,196
Mosaic	31,671		870,636
Newmont Mining	28,052		1,092,064
Praxair	4,757		743,329
Vulcan Materials	23,404	[c]	2,989,627
		13,611,009

Description		Shares	Value ($)
Common Stocks - 67.6% (continued)
Real Estate - .5%
Lamar Advertising, Cl. A		21,553	[g] 1,491,899
Telecommunications - 2.9%
AT&T		68,168	2,203,190
Verizon Communications		143,028	6,818,145
			9,021,335
Utilities - 1.0%
FirstEnergy		88,009	3,029,270
Total Common Stocks (cost $172,478,671)		212,988,092
	7-Day Yield (%)
Other Investment - 8.2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $25,897,607)	1.73	25,897,607	[h] 25,897,607

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $749,506)	1.68	749,506	[h] 749,506
Total Investments (cost $275,495,246)		100.0%	315,346,962
Liabilities, Less Cash and Receivables		0.0%	(136,069)
Net Assets		100.0%	315,210,893

ETF—Exchange-Traded Fund

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at $5,733,435 or 1.82% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $23,898,919 and the value of the collateral held by the fund was $24,587,635, consisting of cash collateral of $749,506 and U.S. Government & Agency securities valued at $23,838,129.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in real estate investment trust.

h Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	67.6
U.S. Government Agencies/Mortgage-Backed	13.8
Money Market Investments	8.4
Corporate Bonds	7.6
Asset-Backed	1.3
Foreign/Governmental	.6
Commercial Mortgage-Backed	.4
Municipal Bonds	.3
Exchange-Traded Funds	.0
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 11/30/17 ($)	Purchases ($)	Sales ($)	Value 5/31/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	1,079,769	28,975,624	29,305,887	749,506.2		—
Dreyfus Institutional Preferred Government Plus Money Market Fund	39,957,405	11,807,695	25,867,493	25,897,607	8.2	224,254
Total	41,037,174	40,783,319	55,173,380	26,647,113	8.4	224,254

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $23,898,919)—Note 1(c):
Unaffiliated issuers	248,848,133	288,699,849
Affiliated issuers	26,647,113	26,647,113
Cash		36,916
Cash denominated in foreign currency	2,834	2,565
Dividends, interest and securities lending income receivable		925,944
Receivable for investment securities sold		527,077
Receivable for shares of Beneficial Interest subscribed		94
Prepaid expenses		57,831
		316,897,389
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		286,182
Liability for securities on loan—Note 1(c)		749,506
Payable for investment securities purchased		560,706
Payable for shares of Beneficial Interest redeemed		30,942
Accrued expenses		59,160
		1,686,496
Net Assets ($)		315,210,893
Composition of Net Assets ($):
Paid-in capital		266,720,724
Accumulated undistributed investment income—net		1,355,162
Accumulated net realized gain (loss) on investments		7,283,560
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		39,851,447
Net Assets ($)		315,210,893

Net Asset Value Per Share	Class A	Class C	Class I	Class J	Class Y	Class Z
Net Assets ($)	244,116,761	10,840,196	9,294,585	16,766,917	11,067	34,181,367
Shares Outstanding	10,586,543	469,475	402,106	725,307	478.70	1,487,273
Net Asset Value Per Share ($)	23.06	23.09	23.11	23.12	23.12	22.98

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2018 (Unaudited)

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	1,904,115
Affiliated issuers	224,254
Interest	1,149,162
Income from securities lending—Note 1(c)	9,129
Total Income	3,286,660
Expenses:
Management fee—Note 3(a)	1,274,696
Shareholder servicing costs—Note 3(c)	447,665
Registration fees	50,031
Distribution fees—Note 3(b)	45,639
Professional fees	42,017
Prospectus and shareholders’ reports	15,991
Trustees’ fees and expenses—Note 3(d)	11,932
Custodian fees—Note 3(c)	9,125
Loan commitment fees—Note 2	3,305
Miscellaneous	28,747
Total Expenses	1,929,148
Less—reduction in expenses due to undertaking—Note 3(a)	(41,723)
Less—reduction in fees due to earnings credits—Note 3(c)	(4,669)
Net Expenses	1,882,756
Investment Income—Net	1,403,904
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,641,994
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,893,238)
Net Realized and Unrealized Gain (Loss) on Investments	6,748,756
Net Increase in Net Assets Resulting from Operations	8,152,660

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations ($):
Investment income—net	1,403,904	2,611,988
Net realized gain (loss) on investments	8,641,994	16,246,236
Net unrealized appreciation (depreciation) on investments	(1,893,238)	13,244,493
Net Increase (Decrease) in Net Assets Resulting from Operations	8,152,660	32,102,717
Distributions to Shareholders from ($):
Investment income—net:
Class A	(2,087,577)	(1,996,036)
Class C	-	(92,761)
Class I	(155,204)	(158,197)
Class J	(194,085)	(231,241)
Class Y	(124)	(135)
Class Z	(349,327)	(434,947)
Net realized gain on investments:
Class A	(9,527,128)	-
Class C	(503,581)	-
Class I	(566,648)	-
Class J	(711,388)	-
Class Y	(445)	-
Class Z	(1,389,845)	-
Total Distributions	(15,485,352)	(2,913,317)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	22,842,300	55,527,584
Class C	1,039,203	2,780,740
Class I	2,206,122	19,319,417
Class J	215,493	444,478
Class Z	407,990	1,201,092
Distributions reinvested:
Class A	11,029,625	1,873,917
Class C	420,894	67,037
Class I	583,590	149,003
Class J	866,126	220,656
Class Z	1,652,497	413,294
Cost of shares redeemed:
Class A	(15,816,372)	(28,834,649)
Class C	(13,667,777)	(10,404,613)
Class I	(7,636,958)	(14,740,977)
Class J	(2,095,838)	(1,948,035)
Class Z	(2,469,776)	(4,465,224)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(422,881)	21,603,720
Total Increase (Decrease) in Net Assets	(7,755,573)	50,793,120
Net Assets ($):
Beginning of Period	322,966,466	272,173,346
End of Period	315,210,893	322,966,466
Undistributed investment income—net	1,355,162	2,737,575

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	974,358	2,477,504
Shares issued for distributions reinvested	483,543	87,281
Shares redeemed	(684,997)	(1,291,745)
Net Increase (Decrease) in Shares Outstanding	772,904	1,273,040
Class Ca
Shares sold	45,042	125,519
Shares issued for distributions reinvested	18,371	3,112
Shares redeemed	(579,466)	(464,499)
Net Increase (Decrease) in Shares Outstanding	(516,053)	(335,868)
Class Ib
Shares sold	96,029	879,188
Shares issued for distributions reinvested	25,551	6,934
Shares redeemed	(330,703)	(667,383)
Net Increase (Decrease) in Shares Outstanding	(209,123)	218,739
Class J
Shares sold	9,172	19,754
Shares issued for distributions reinvested	37,921	10,268
Shares redeemed	(90,329)	(86,420)
Net Increase (Decrease) in Shares Outstanding	(43,236)	(56,398)
Class Z
Shares sold	17,716	53,722
Shares issued for distributions reinvested	72,765	19,340
Shares redeemed	(107,851)	(201,175)
Net Increase (Decrease) in Shares Outstanding	(17,370)	(128,113)

[a]	During the period ended May 31, 2018, 62,535 Class C shares representing $1,481,047 were automatically converted for 62,320 Class A shares.
[b]	During the period ended November 30, 2017, 45 Class A shares representing $999 were exchanged for 45 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2018		Year Ended November 30,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	23.61	21.42	21.35	22.86	21.43	18.03
Investment Operations:
Investment income—net[a]	.10	.20	.22	.18	.19	.18
Net realized and unrealized gain (loss) on investments	.48	2.22	1.02	.21	1.71	3.45
Total from Investment Operations	.58	2.42	1.24	.39	1.90	3.63
Distributions:
Dividends from investment income—net	(.20)	(.23)	(.19)	(.18)	(.19)	(.23)
Dividends from net realized gain on investments	(.93)	—	(.98)	(1.72)	(.28)	—
Total Distributions	(1.13)	(.23)	(1.17)	(1.90)	(.47)	(.23)
Net asset value, end of period	23.06	23.61	21.42	21.35	22.86	21.43
Total Return (%)[b]	2.53[c]	11.42	6.25	1.84	8.99	20.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23[d]	1.26	1.30	1.27	1.27	1.32
Ratio of net expenses to average net assets	1.20[d]	1.20	1.20	1.20	1.20	1.20
Ratio of net investment income to average net assets	.87[d]	.90	1.09	.86	.86	.91
Portfolio Turnover Rate	53.85[c]	97.15	105.77	114.35	110.18	112.56
Net Assets, end of period ($ x 1,000)	244,117	231,677	182,935	185,781	183,228	181,922

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2018		Year Ended November 30,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	23.52	21.34	21.26	22.77	21.34	17.94
Investment Operations:
Investment income—net[a]	.01	.03	.07	.02	.02	.04
Net realized and unrealized gain (loss) on investments	.49	2.22	1.02	.21	1.70	3.45
Total from Investment Operations	.50	2.25	1.09	.23	1.72	3.49
Distributions:
Dividends from investment income—net	—	(.07)	(.03)	(.02)	(.01)	(.09)
Dividends from net realized gain on investments	(.93)	—	(.98)	(1.72)	(.28)	—
Total Distributions	(.93)	(.07)	(1.01)	(1.74)	(.29)	(.09)
Net asset value, end of period	23.09	23.52	21.34	21.26	22.77	21.34
Total Return (%)[b]	2.12[c]	10.62	5.46	1.05	8.16	19.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97[d]	2.02	2.05	2.02	2.01	2.05
Ratio of net expenses to average net assets	1.95[d]	1.95	1.95	1.95	1.95	1.95
Ratio of net investment income to average net assets	.05[d]	.14	.34	.11	.11	.18
Portfolio Turnover Rate	53.85[c]	97.15	105.77	114.35	110.18	112.56
Net Assets, end of period ($ x 1,000)	10,840	23,183	28,203	32,403	33,966	31,582

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2018		Year Ended November 30,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	23.68	21.49	21.41	22.93	21.49	18.08
Investment Operations:
Investment income—net[a]	.12	.26	.28	.24	.24	.23
Net realized and unrealized gain (loss) on investments	.50	2.21	1.02	.20	1.72	3.46
Total from Investment Operations	.62	2.47	1.30	.44	1.96	3.69
Distributions:
Dividends from investment income—net	(.26)	(.28)	(.24)	(.24)	(.24)	(.28)
Dividends from net realized gain on investments	(.93)	—	(.98)	(1.72)	(.28)	—
Total Distributions	(1.19)	(.28)	(1.22)	(1.96)	(.52)	(.28)
Net asset value, end of period	23.11	23.68	21.49	21.41	22.93	21.49
Total Return (%)	2.66[b]	11.64	6.57	2.07	9.27	20.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[c]	1.06	1.06	1.02	1.01	1.05
Ratio of net expenses to average net assets	.95[c]	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	1.09[c]	1.14	1.39	1.11	1.09	1.17
Portfolio Turnover Rate	53.85[b]	97.15	105.77	114.35	110.18	112.56
Net Assets, end of period ($ x 1,000)	9,295	14,476	8,433	4,860	4,099	2,604

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2018		Year Ended November 30,
Class J Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	23.68	21.49	21.41	22.93	21.49	18.06
Investment Operations:
Investment income—net[a]	.13	.26	.27	.24	.24	.22
Net realized and unrealized gain (loss) on investments	.49	2.21	1.03	.20	1.71	3.47
Total from Investment Operations	.62	2.47	1.30	.44	1.95	3.69
Distributions:
Dividends from investment income—net	(.25)	(.28)	(.24)	(.24)	(.23)	(.26)
Dividends from net realized gain on investments	(.93)	—	(.98)	(1.72)	(.28)	—
Total Distributions	(1.18)	(.28)	(1.22)	(1.96)	(.51)	(.26)
Net asset value, end of period	23.12	23.68	21.49	21.41	22.93	21.49
Total Return (%)	2.66[b]	11.69	6.56	2.07	9.24	20.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98[c]	1.00	1.04	1.00	.99	1.03
Ratio of net expenses to average net assets	.95[c]	.95	.95	.95	.95	.98
Ratio of net investment income to average net assets	1.11[c]	1.15	1.34	1.11	1.11	1.13
Portfolio Turnover Rate	53.85[b]	97.15	105.77	114.35	110.18	112.56
Net Assets, end of period ($ x 1,000)	16,767	18,203	17,725	17,879	20,184	20,441

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class Y Shares	(Unaudited)	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	23.69	21.47	20.89
Investment Operations:
Investment income—net[b]	.13	.26	.04
Net realized and unrealized gain (loss) on investments	.49	2.24	.54
Total from Investment Operations	.62	2.50	.58
Distributions:
Dividends from investment income—net	(.26)	(.28)	—
Dividends from net realized gain on investments	(.93)	—	—
Total Distributions	(1.19)	(.28)	—
Net asset value, end of period	23.12	23.69	21.47
Total Return (%)	2.68[c]	11.74	2.83[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[d]	.93	1.08[d]
Ratio of net expenses to average net assets	.91[d]	.93	.95[d]
Ratio of net investment income to average net assets	1.15[d]	1.17	1.00[d]
Portfolio Turnover Rate	53.85[c]	97.15	105.77
Net Assets, end of period ($ x 1,000)	11	11	10

a From September 30, 2016 (commencement of initial offering) to November 30, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2018		Year Ended November 30,
Class Z Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	23.54	21.36	21.29	22.81	21.37	17.94
Investment Operations:
Investment income—net[a]	.12	.24	.26	.22	.23	.20
Net realized and unrealized gain (loss) on investments	.48	2.21	1.01	.21	1.70	3.45
Total from Investment Operations	.60	2.45	1.27	.43	1.93	3.65
Distributions:
Dividends from investment income—net	(.23)	(.27)	(.22)	(.23)	(.21)	(.22)
Dividends from net realized gain on investments	(.93)	—	(.98)	(1.72)	(.28)	—
Total Distributions	(1.16)	(.27)	(1.20)	(1.95)	(.49)	(.22)
Net asset value, end of period	22.98	23.54	21.36	21.29	22.81	21.37
Total Return (%)	2.63[b]	11.59	6.51	1.96	9.18	20.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02[c]	1.10	1.13	1.12	1.10	1.17
Ratio of net expenses to average net assets	.98[c]	1.02	1.02	1.03	1.01	1.10
Ratio of net investment income to average net assets	1.08[c]	1.08	1.27	1.03	1.05	1.02
Portfolio Turnover Rate	53.85[b]	97.15	105.77	114.35	110.18	112.56
Net Assets, end of period ($ x 1,000)	34,181	35,416	34,868	37,073	39,991	40,960

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Balanced Opportunity Fund (the “fund”) is the sole series of Dreyfus Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class J, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I, Class J and Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class I and Class Y shares are sold generally to institutional investors and Class J and Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	4,062,106	—	4,062,106
Commercial Mortgage-Backed	—	1,347,202	—	1,347,202
Corporate Bonds†	—	23,970,627	—	23,970,627
Equity Securities―Domestic Common Stocks†	212,839,564	—	—	212,839,564
Exchange-Traded Funds	148,528	—	—	148,528
Foreign Government	—	1,834,830	—	1,834,830
Municipal Bonds†	—	1,043,056	—	1,043,056
Registered Investment Companies	26,647,113	—	—	26,647,113
U.S. Government Agencies/Mortgage-Backed	—	20,458,138	—	20,458,138
U.S. Treasury	—	22,995,798	—	22,995,798

† See Statement of Investments for additional detailed categorizations.

At May 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2018, The Bank of New York Mellon earned $1,712 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2017 was as follows: ordinary income $2,913,317. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2018, the fund did not borrow under the Facilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 1, 2016 through March 29, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $41,723 during the period ended May 31, 2018.

During the period ended May 31, 2018, the Distributor retained $5,542 from commissions earned on sales of the fund’s Class A shares and $176 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2018, Class C shares were charged $45,639 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2018, Class A and Class C shares were charged $304,539 and $15,213, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2018, Class Z shares were charged $5,000 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2018, the fund was charged $36,892 for transfer agency services and $4,638 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $4,638.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2018, the fund was charged $9,125 pursuant to the custody agreement. These fees were partially offset by earnings credits of $31.

During the period ended May 31, 2018, the fund was charged $7,584 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $214,191, Distribution Plan fees $6,814, Shareholder Services Plan fees $42,619, custodian fees $10,447, Chief Compliance Officer fees $6,320 and transfer agency fees $12,220, which are offset against an expense reimbursement currently in effect in the amount of $6,429.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities during the period

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ended May 31, 2018, amounted to $154,508,844 and $155,439,662, respectively.

At May 31, 2018, accumulated net unrealized appreciation on investments was $39,851,716, consisting of $44,335,041 gross unrealized appreciation and $4,483,325 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for all periods, except for the one-year period when it was below the median, and below the Performance Universe median for the one-, two- and three-year periods and above the Performance Universe median for the four-, five- and ten-year periods. The Board considered the relative proximity of the fund’s performance to the Performance Universe median in the two- and three-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in five of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that: the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed, until March 29, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.95% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• While expressing some concern about the fund’s relative total return performance in the most recent one-year period, the Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

Dreyfus Balanced Opportunity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DBOAX Class C: DBOCX Class I: DBORX Class J: THPBX Class Y: DBOYX Class Z: DBOZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6000SA0518

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)